LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
2023	$ 943
2024	819
2025	131
2026	70
2027 and thereafter	62
Total lease payments	2,025
Less: imputed interest	209
Present value of lease liabilities	1,816
Leasehold [Member]
Statement Line Items [Line Items]
2023	760
2024	727
2025	110
2026	70
2027 and thereafter	62
Total lease payments	1,729
Less: imputed interest	193
Present value of lease liabilities	1,536
Motor vehicles [Member]
Statement Line Items [Line Items]
2023	183
2024	92
2025	21
2026	0
2027 and thereafter	0
Total lease payments	296
Less: imputed interest	16
Present value of lease liabilities	$ 280